STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

January 13, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus BNY Mellon Funds, Inc. Pre-Effective Amendment to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of Dreyfus BNY Mellon Funds, Inc. (the "Company"), and pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, we transmit herewith for filing with the Securities and Exchange Commission (the "Commission") Pre-Effective Amendment No. 3 to the Company's Registration Statement on Form N-1A ("Pre-Effective Amendment No. 3"), initially filed with the Commission on November 13, 2013 (the "Registration Statement").  Pre-Effective Amendment No. 3 is being filed in order to add three new series to the Company, Dreyfus Alternative Diversifier Strategies Fund (the "ADS Fund"), Dreyfus Select Managers Long/Short Equity Fund (the LSEF Fund”) and Dreyfus TOBAM Emerging Markets Fund (the "TOBAM Fund" and, collectively with the ADS Fund and the TOBAM Fund, the "Funds").  The statement of additional information included in Pre-Effective Amendment No. 3 has been marked to indicate changes from the version filed as part of Pre-Effective Amendment No. 2 to the Registration Statement.

The ADS Fund's investment objective is to seek long-term capital appreciation.  To pursue its goal, the ADS Fund normally will allocate its assets across non-traditional or "alternative" asset classes and investment strategies.  The ADS Fund is designed to complement and diversify traditional stock and bond portfolios.  The ADS Fund normally will allocate its assets among other investment companies (underlying funds) and/or subadvisers that employ alternative investment strategies.  Underlying funds may include other funds in the Dreyfus Family of Funds and unaffiliated open-end funds, closed-end funds and exchange-traded funds, and subadvisers may be affiliated or unaffiliated with The Dreyfus Corporation ("Dreyfus"), the ADS Fund's investment adviser.  The ADS Fund will seek to achieve its investment objective—long-term capital appreciation—with reduced volatility over time by allocating its assets among asset classes and investment strategies that historically have had a low correlation to each other and to traditional equity and fixed-income asset classes.  The ADS Fund will use a "fund of funds" approach by investing in underlying funds.  The ADS Fund also will use a "manager of managers" approach by selecting one or more experienced investment managers to serve as subadvisers to the ADS Fund.  Pursuant to an exemptive order from the Commission, the ADS Fund may hire, terminate or replace subadvisers and modify material terms and conditions of subadvisory arrangements without shareholder approval.  The ADS Fund, directly or through underlying funds, may invest in the securities of U.S. and foreign issuers, including securities of issuers in emerging market countries and securities denominated in a currency other than the U.S. dollar, securities of any market capitalization, commodities and real estate-related securities (including REITs).

The LSEF Fund's investment objective is to seek long-term capital appreciation.  The LSEF Fund will seek to achieve its investment objective with lower volatility than, and moderate correlation to, major equity market indices.  The LSEF Fund will use a "manager of managers" approach by selecting one or more experienced equity managers to serve as subadvisers to manage its assets.  The LSEF Fund will allocate its assets among subadvisers that use long/short equity investment strategies that are not expected to have returns that are highly correlated to each other or major equity market indices.  Pursuant to the exemptive order from the Commission, the LSEF Fund may hire, terminate or replace subadvisers and modify material terms and conditions of subadvisory arrangements without shareholder approval.  The LSEF Fund normally will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities.  The LSEF Fund may invest in equity securities of companies with any market capitalization.  The LSEF Fund's investments may include securities of U.S. and foreign issuers, including securities of issuers in emerging market countries and securities denominated in a currency other than the U.S. dollar.  The LSEF Fund expects to maintain significant short positions in equity securities and equity-related instruments.  Although the LSEF Fund intends to maintain an overall long position in its portfolio investments, in certain circumstances, its short positions may approach or reach the size of its overall long position.

The TOBAM Fund's investment objective is to seek long-term capital appreciation.  To pursue its goal, the TOBAM Fund normally will invest at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities (or derivative or other strategic instruments with similar economic characteristics) of companies organized or with their principal place of business, or majority of assets or business, in emerging market countries.  The TOBAM Fund considers emerging market countries to be all countries represented in the Morgan Stanley Capital International Emerging Markets Index (MSCI® EM Index).  The MSCI® EM Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity performance of emerging market countries in Africa, Asia, Europe, Latin America, and the Middle East.  The TOBAM Fund may invest in equity securities of companies with any market capitalization.  TOBAM, the TOBAM Fund's subadviser, seeks to maximize the TOBAM Fund's portfolio diversification in terms of various risk metrics by applying a systematic, quantitative investment approach designed to identify securities of emerging market issuers included in the MSCI® EM Index that have the lowest possible correlation to each other for inclusion in the TOBAM Fund's portfolio.  The subadviser uses its patented Anti-Benchmark® Maximum Diversification® model to construct a portfolio consisting of securities of emerging market issuers that it believes offers the most diversification potential and avoids the concentration risk that exists in traditional market capitalization-weighted indices.  The TOBAM Fund's portfolio managers focus on stock selection as opposed to making proactive decisions as to country, industry or sector exposure.  Pursuant to the exemptive order from the Commission, the TOBAM Fund may hire, terminate or replace subadvisers and modify material terms and conditions of subadvisory arrangements without shareholder approval.

The Funds each intend to offer four classes of shares—Class A, Class C, Class I and Class Y shares—for which the distribution and shareholder servicing fees (as applicable), investor services and privileges and process for determining each class's net asset value will be the same as those of Class A, Class C, Class I and Class Y shares, respectively, of other similar funds in the Dreyfus Family of Funds.

Management of the Company intends to seek acceleration of the effective date of the Registration Statement so that it is declared effective on or about January 24, 2014 and intends to file, with respect to the Funds,  a post-effective amendment to the Registration Statement pursuant to Rule 485(a) under the Securities Act on the date the Registration Statement is declared effective.  The Company anticipates filing one or more additional post-effective amendments to the Registration Statement with respect to the Funds as necessary to respond to comments of the staff of the Commission.

Please telephone the undersigned at 212.806.6141 if you have any questions.

Very truly yours,

/s/ Janna Manes
Janna Manes